Leases (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Summary of operating lease costs

	Successor	Predecessor
	Three Months Ended	Three Months Ended
	June 30, 2022	June 30, 2021
Lease costs	$735,039	$563,651

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Lease costs	$1,473,710	$1,051,963

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020	2019
Operating Lease Costs	$262,395	$2,294,555	$2,018,210	$1,592,665

Summary of lease terms and discount rates

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
Weighted average remaining lease term (years)	4.91	3.31
Weighted average discount rate	11.2%	10.4%

	Successor	Predecessor
	December 31,	December 31,
Year Ending December 31,	2021*	2020*
Weighted Average Remaining Lease Term (Years)	5.01	3.74
Weighted Average Discount Rate	11.1%	10.3%

*All Leases are Operating

Schedule of reconciliation of undiscounted future minimum lease payments

June 30, 2022
July 1, 2022 to December 31, 2022	$419,351
2023	2,117,494
2024	2,716,584
2025	2,366,864
2026	1,762,184
Thereafter	3,973,507
Total Payments	13,355,984
Less: Interest	(2,447,475)
Present Value of Lease Liabilities	$10,908,509

Successor
December 31,
Year Ending December 31,	2021
2022	$2,882,304
2023	2,017,479
2024	1,804,823
2025	1,521,074
2026	976,170
Thereafter	1,927,098
Total Payments for Operating Leases	11,128,948
Less: Interest	(2,744,830)
Present Value of Operating Lease Liabilities	$8,384,118

Schedule of supplemental cash flows and other information related to leases

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020
New Assets Obtained in Exchange for Operating Lease Liabilities	$314,242	$4,073,448	$882,029
Operating Cash Flows Paid for Operating Leases	255,403	2,255,905	1,843,281